Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2023
Entity Registrant Name	Spinnaker ETF Series
Entity Central Index Key	0001484018
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 26, 2024
Document Effective Date	Mar. 26, 2024
Prospectus Date	Mar. 26, 2024
Obra Opportunistic Structured Products ETF | Obra Opportunistic Structured Products ETF
Prospectus:
Trading Symbol	OOSP
Obra High Grade Structured Products ETF | Obra High Grade Structured Products ETF
Prospectus:
Trading Symbol	OGSP